Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Mar. 31, 2024
Equity [Abstract]
Changes in Accumulated OCI, Net of Tax and Net of Noncontrolling Interests
The following table presents the changes in Accumulated OCI, net of tax and net of noncontrolling interests, for the fiscal years ended March 31, 2022, 2023 and 2024:

	2022	2023 (Restated)	2024
	(in millions)
Accumulated other comprehensive income (loss), net of taxes:
Net unrealized gains (losses) on investment securities:
Balance at beginning of fiscal year	¥(383,004)	¥(674,230)	¥(883,466)
Net change during the fiscal year	(291,226)	(209,236)	55,707
Balance at end of fiscal year	¥(674,230)	¥(883,466)	¥(827,759)
Net debt valuation adjustments:
Balance at beginning of fiscal year	¥(37,862)	¥(14,538)	¥3,268
Net change during the fiscal year	23,324	17,806	(44,650)
Balance at end of fiscal year	¥(14,538)	¥3,268	¥(41,382)
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges:
Balance at beginning of fiscal year	¥19,029	¥5,969	¥594
Net change during the fiscal year	(13,060)	(5,375)	(388)
Balance at end of fiscal year	¥5,969	¥594	¥206
Defined benefit plans:
Balance at beginning of fiscal year	¥(20,382)	¥29,124	¥8,304
Net change during the fiscal year	49,506	(20,820)	381,014
Balance at end of fiscal year	¥29,124	¥8,304	¥389,318
Foreign currency translation adjustments:
Balance at beginning of fiscal year	¥132,738	¥880,708	¥1,715,492
Net change during the fiscal year	747,970	834,784	985,388
Balance at end of fiscal year	¥880,708	¥1,715,492	¥2,700,880
Balance at end of fiscal year	¥227,033	¥844,192	¥2,221,263

Before Tax and Net of Tax Changes in Each Component of Accumulated OCI
The following table presents the before tax and net of tax changes in each component of Accumulated OCI for the fiscal years ended March 31, 2022, 2023 and 2024:

	2022			2023 (Restated)			2024
	Before tax	Tax (expense) or benefit	Net of tax	Before tax	Tax (expense) or benefit	Net of tax	Before tax	Tax (expense) or benefit	Net of tax
	(in millions)
Net unrealized gains (losses) on investment securities:
Net unrealized losses on investment securities	¥(347,106)	¥76,360	¥(270,746)	¥(600,339)	¥159,480	¥(440,859)	¥(76,032)	¥12,655	¥(63,377)
Reclassification adjustment for losses (gains) included in net income (loss) before attribution of noncontrolling interests	(2,015)	11,268	9,253	337,313	(99,409)	237,904	150,646	(45,320)	105,326
Net change	(349,121)	87,628	(261,493)	(263,026)	60,071	(202,955)	74,614	(32,665)	41,949
Net unrealized gains (losses) on investment securities attributable to noncontrolling interests			29,733			6,281			(13,758)
Net unrealized gains (losses) on investment securities attributable to Mitsubishi UFJ Financial Group			(291,226)			(209,236)			55,707
Net debt valuation adjustments:
Net debt valuation adjustments	32,735	(10,025)	22,710	25,220	(7,722)	17,498	(65,133)	19,944	(45,189)
Reclassification adjustment for losses included in net income (loss) before attribution of noncontrolling interests	885	(271)	614	444	(136)	308	776	(237)	539
Net change	33,620	(10,296)	23,324	25,664	(7,858)	17,806	(64,357)	19,707	(44,650)
Net debt valuation adjustments attributable to Mitsubishi UFJ Financial Group			23,324			17,806			(44,650)
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges:
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges	(5,542)	1,825	(3,717)	(38,278)	10,600	(27,678)	757	(181)	576
Reclassification adjustment for losses (gains) included in net income (loss) before attribution of noncontrolling interests	(12,200)	3,143	(9,057)	31,019	(8,458)	22,561	(1,346)	265	(1,081)
Net change	(17,742)	4,968	(12,774)	(7,259)	2,142	(5,117)	(589)	84	(505)

	2022			2023 (Restated)			2024
	Before tax	Tax (expense) or benefit	Net of tax	Before tax	Tax (expense) or benefit	Net of tax	Before tax	Tax (expense) or benefit	Net of tax
	(in millions)
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges attributable to noncontrolling interests			286			258			(117)
Net unrealized losses on derivatives qualifying for cash flow hedges attributable to Mitsubishi UFJ Financial Group			(13,060)			(5,375)			(388)
Defined benefit plans:
Defined benefit plans	62,946	(17,350)	45,596	(129,100)	37,654	(91,446)	566,038	(174,325)	391,713
Reclassification adjustment for losses (gains) included in net income (loss) before attribution of noncontrolling interests	7,042	(1,689)	5,353	98,428	(27,313)	71,115	(13,054)	4,150	(8,904)
Net change	69,988	(19,039)	50,949	(30,672)	10,341	(20,331)	552,984	(170,175)	382,809
Defined benefit plans attributable to noncontrolling interests			1,443			489			1,795
Defined benefit plans attributable to Mitsubishi UFJ Financial Group			49,506			(20,820)			381,014
Foreign currency translation adjustments:
Foreign currency translation adjustments	853,517	(98,059)	755,458	958,705	(94,056)	864,649	1,268,859	(160,966)	1,107,893
Reclassification adjustment for gains included in net income (loss) before attribution of noncontrolling interests	(4,296)	1,317	(2,979)	(24,424)	7,480	(16,944)	(16,132)	4,939	(11,193)
Net change	849,221	(96,742)	752,479	934,281	(86,576)	847,705	1,252,727	(156,027)	1,096,700
Foreign currency translation adjustments attributable to noncontrolling interests			4,509			12,921			111,312
Foreign currency translation adjustments attributable to Mitsubishi UFJ Financial Group			747,970			834,784			985,388
Other comprehensive income attributable to Mitsubishi UFJ Financial Group			¥516,514			¥617,159			¥1,377,071

Reclassification of Significant Items out of Accumulated OCI
The following table presents the effect of the reclassification of significant items out of Accumulated OCI on the respective line items of the accompanying consolidated statements of operations for the fiscal years ended March 31, 2022, 2023 and 2024:

	2022	2023	2024
Details of Accumulated OCI components	Amount reclassified out of Accumulated OCI			Line items in the consolidated statements of operations
	(in millions)
Net unrealized losses (gains) on investment securities
Net losses (gains) on sales and redemptions of Available-for-sale debt securities	¥(48,637)	¥(2,682)	¥149,292	Investment securities gains (losses)—net
Impairment losses on investment securities	47,069	359,629	2	Investment securities gains (losses)—net
Gain on sale of MUFG Union Bank (Note 2)	—	(28,251)	—	Gain on sale of MUFG Union Bank
Other	(447)	8,617	1,352
	(2,015)	337,313	150,646	Total before tax
	11,268	(99,409)	(45,320)	Income tax expense (benefit)
	¥9,253	¥237,904	¥105,326	Net of tax
Net debt valuation adjustments	¥885	¥444	¥776	Equity in earnings of equity method investees—net or Other non-interest income
	885	444	776	Total before tax
	(271)	(136)	(237)	Income tax expense (benefit)
	¥614	¥308	¥539	Net of tax
Net unrealized losses (gains) on derivatives qualifying for cash flow hedges Interest rate contracts
Interest rate contracts	¥(12,017)	¥(4,447)	¥—	Interest income on Loans, including fees
Foreign exchange contracts	(183)	(1,419)	(1,346)	Interest expense on Long-term debt or Foreign exchange gains (losses)—net
Gain on sale of MUFG Union Bank (Note 2)	—	36,885	—	Gain on sale of MUFG Union Bank
	(12,200)	31,019	(1,346)	Total before tax
	3,143	(8,458)	265	Income tax expense (benefit)
	¥(9,057)	¥22,561	¥(1,081)	Net of tax
Defined benefit plans
Net actuarial loss(1)	¥17,279	¥9,135	¥1,962	Other non-interest expenses
Prior service cost(1)	(4,467)	(4,952)	(3,352)	Other non-interest expenses
Loss (gain) on settlements and curtailment, and other(1)	(5,770)	79,850	(11,664)	Other non-interest income or expenses
Gain on sale of MUFG Union Bank (Note 2)	—	14,395	—	Gain on sale of MUFG Union Bank
	7,042	98,428	(13,054)	Total before tax
	(1,689)	(27,313)	4,150	Income tax expense (benefit)
	¥5,353	¥71,115	¥(8,904)	Net of tax
Foreign currency translation adjustments	¥(4,303)	¥(24,424)	¥(16,132)	Other non-interest income
	7	—	—	Other non-interest expenses
	(4,296)	(24,424)	(16,132)	Total before tax
	1,317	7,480	4,939	Income tax expense (benefit)
	¥(2,979)	¥(16,944)	¥(11,193)	Net of tax
Total reclassifications for the period	¥(10,584)	¥442,780	¥120,890	Total before tax
	13,768	(127,836)	(36,203)	Income tax expense (benefit)
	¥3,184	¥314,944	¥84,687	Net of tax

Note:
(1)These Accumulated OCI components are components of net periodic benefit cost. See Note 13 for more information.